Compensation Plans - Additional Information (Details) - Two thousand and twenty long term incentive plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation arrangement with individual requisite service period	4 years
Deferred compensation cash based arrangement liability current and non current	$ 5.4	$ 6.8
Deferred compensation cash based arrangement liability non current	$ 4.4	$ 5.9
Tranche one
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation arrangment with individual cash based vesting percentage	25.00%
Tranche two
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation arrangment with individual cash based vesting percentage	25.00%
Tranche three
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation arrangment with individual cash based vesting percentage	25.00%
Tranche four
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred compensation arrangment with individual cash based vesting percentage	25.00%